----------------------------
                                                            OMB APPROVAL
                                                     OMB Number: 3235-0578
                                                     Expires: February 28, 2006
                                                     Estimated average burden
                                                     hours per response: 20.0
                                                    ----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21078

Registrant Name: PIMCO NEW YORK MUNICIPAL INCOME FUND II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31

Date of Reporting Period: 8/31/04

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


                                         PIMCO NEW YORK MUNICIPAL INCOME FUND II
                                                 SCHEDULE OF INVESTMENTS
                                                     AUGUST 31, 2004
                                                       (UNAUDITED)

    PRINCIPAL
      AMOUNT                                                                                    CREDIT RATINGS
      (000)                                                                                      (MOODY'S/S&P)             VALUE*
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK MUNICIPAL BONDS & NOTES-90.7%
               Buffalo Municipal Water Fin. Auth., Water Syst. Rev.,
    $  1,250        5.00%-5.125%, 7/1/27-7/1/32, Ser. B(FSA) ..................................      Aaa/AAA           $  1,281,027

      10,000   Erie Cnty. Tobacco Asset, 6.50%, 7/15/32 .......................................      Baa1/BBB             9,760,300

               Metropolitan Transportation Auth. Rev.,
       1,850        5.00%, 11/15/30, Ser. A (FSA) .............................................      Aaa/AAA              1,880,987
      10,000        5.25%, 11/15/31, Ser. E ...................................................       A2/A               10,294,500

       7,000   Metropolitan Transportation Auth. Service Contract,
                    5.35%, 7/1/31, Ser. B .....................................................      A3/AAA               7,243,670

               New York City, GO
       4,000        5.00%, 3/1/33, Ser. I .....................................................       A2/A                4,013,720
       1,500        5.75%, 8/1/16, Ser. A .....................................................       A2/A                1,678,620

               New York City Health & Hospital Corp. Rev.,
       3,100        5.375%-5.45%, 2/15/26, Ser. A .............................................      A3/BBB               3,169,909

       1,240   New York City Industrial Dev. Agcy., Civic Fac. Rev.,
                    6.45%, 7/1/32 .............................................................      Ba3/NR               1,182,985

       1,000   New York City Industrial Dev. Agcy. Rev.
                    4.95%, 11/20/32 (GNMA) ....................................................      NR/AA+               1,006,310


               New York City Municipal Water Fin. Auth., Water & Sewer Sys. Rev.,
       3,055        4.75%, 6/15/25, Ser. D (MBIA) .............................................      Aaa/AAA              3,076,874
      20,000        5.00%-5.125%, 6/15/32-6/15/34, Ser. A .....................................      Aa2/AA+             20,380,250

               New York City Transitional Fin. Auth. Rev.,
      10,000        5.00%, 11/1/27, Ser. B ....................................................      Aa2/AA+             10,194,000
         500        5.50%, 11/1/29 (Pre-refunded @ 101, 5/1/10) (a) ...........................      Aa2/AA+                576,460


       1,500   New York City United Jewish Industrial Dev. Civic Fac. Rev.,
                    5.00%, 7/1/27 .............................................................      Aa2/NR               1,539,750

       7,785   New York City Wildlife Conservation Society Rev.,
                    5.00%, 2/1/34 (FGIC) ......................................................      Aaa/AAA              7,913,297

       3,600   Port Authority of New York & New Jersey,
                    5.00%, 4/15/32 ............................................................      Aaa/AAA              3,677,004

       6,340   Sachem Central School District of Holbrook,
                    5.00%, 6/15/28-6/15/29 ....................................................      Aaa/AAA              6,480,101

       5,000   State Board Agency School Rev.,
                    5.00%, 6/1/23, Ser. C .....................................................       NR/A+               5,117,000

       7,500   State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
                    5.00%, 7/1/32 .............................................................      A1/AA-               8,450,100

       8,600   State Dormitory Auth. Rev., State Personal Income Tax,
                    5.00%, 3/15/32 ............................................................       A1/AA               8,677,142

       4,270   State Dormitory Auth. Rev., Teachers College,
                    5.00%, 7/1/32 (MBIA) ......................................................      Aaa/NR               4,333,239

       2,000   State Dormitory Auth. Rev., Yeshiva Univ.,
                    5.125%, 7/1/34 (AMBAC) ....................................................      Aaa/NR               2,061,380

       1,250   State Dormitory Auth. Revs., FIT Student Housing Corp.,
                    5.125%, 7/1/34 (FGIC) .....................................................      Aaa/AAA              1,288,362

       2,000   State Dormitory Auth. Revs., Kaleida Health Hospital,
                    5.05%, 2/15/25 (FHA) ......................................................      NR/AAA               2,036,060

                                         PIMCO NEW YORK MUNICIPAL INCOME FUND II
                                                 SCHEDULE OF INVESTMENTS
                                                     AUGUST 31, 2004
                                                 (UNAUDITED) (CONTINUED)

    PRINCIPAL
      AMOUNT                                                                                    CREDIT RATINGS
      (000)                                                                                      (MOODY'S/S&P)             VALUE*
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK MUNICIPAL BONDS & NOTES (CONTINUED)
      $5,300   State Dormitory Auth. Revs., Lenox Hill Hospital,
                    5.50%, 7/1/30 .............................................................       A3/NR            $  5,507,813

       1,400   State Dormitory Auth. Revs., Long Island Univ.,
                    5.25%, 9/1/28 .............................................................      Baa3/AA              1,443,764

       5,000   State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
                    5.00%, 7/1/34, Ser. 1 .....................................................      Aa2/AA               5,060,150

       8,850   State Dormitory Auth. Revs., North General Hospital,
                    5.00%, 2/15/25 ............................................................      NR/AA-               8,940,890

       3,225   State Dormitory Auth. Revs., New York & Presbyterian Hospital,
                    4.75%, 8/1/27(AMBAC) ......................................................      Aaa/AAA              3,224,871

       5,000   State Dormitory Auth. Revs., Saint Barnabas,
                    5.00%, 2/1/31, Ser. A (AMBAC) .............................................      Aaa/AAA              5,078,150

       6,100   State Urban Dev. Corp., Personal Income Tax,
                    5.00%, 3/15/33, Ser. C ....................................................       A1/AA               6,133,550

       6,000   State Urban Dev. Correctional & Youth Fac. Corp.
                    5.50%, 1/1/17, Ser. A .....................................................       A3/AA-              6,704,400

       2,000   State Environmental Facs. Corp., State Clean Water & Drinking,
                    5.125%, 6/15/31 ...........................................................      Aaa/AAA              2,059,980

       4,700   Triborough  Bridge &  Tunnel Auth. Revs.,
                    5.00%, 1/1/32, Ser. A. (FGIC) .............................................      Aaa/AAA              4,765,894

               Tobacco Settlement Asset Backed, Inc.,
      25,000        5.75%, 7/15/32 ............................................................      Baa3/BBB            22,897,500
      10,000        6.375%, 7/15/39 ...........................................................      Baa3/BBB+            9,827,400

       2,000   Warren & Washington Cnty. Indl. Dev. Agy. Fac. Rev.,
                    5.00%, 12/1/35, Ser. A (FSA) ..............................................      Aaa/AAA              2,017,540

         750   Westchester Cnty. Indl Dev. Agcy. Continuing Care,
                    6.50%, 1/1/34 .............................................................       NR/NR                 768,788
                                                                                                                       ------------
               Total New York Municipal Bonds & Notes (cost-$208,381,103) .....................                         211,743,737
                                                                                                                       ------------

               OTHER MUNICIPAL BONDS & NOTES-4.0%
       5,675   Children Trust Fund Puerto Rico Tobacco Settlement Rev.,
                    5.625%, 5/15/43 ...........................................................      Baa3/BBB             4,996,270
       1,500   Puerto Rico Commonwealth Highway & Transportation Auth.,
                    Ser. D, 5.25%, 7/1/38 .....................................................      Baa1/A               1,536,630
         750   Puerto Rico Electric Power Authority, Power Revenue
                    Ser. NN, 5.125%, 7/1/29 ...................................................       A3/A-                 768,405
       1,900   Puerto Rico Pub. Fin. Corp.,
                    Ser. A, 5.75%, 8/1/27 .....................................................      Baa2/BBB+            2,138,583

                                                                                                                       ------------
               Total Other Municipal Bonds & Notes (cost-$9,763,780) ..........................                           9,439,888
                                                                                                                       ------------

               NEW YORK VARIABLE RATE NOTES (b)(c)(d)-3.4%
       6,994   Long Island Power Auth. Elec. Syst. Rev.,
                    16.32%, 12/1/26, Ser. 339 (MBIA) (cost-$7,006,339) ........................      Aaa/NR               7,934,553
                                                                                                                       ------------

                                         PIMCO NEW YORK MUNICIPAL INCOME FUND II
                                                 SCHEDULE OF INVESTMENTS
                                                     AUGUST 31, 2004
                                                 (UNAUDITED)(CONTINUED)

    PRINCIPAL
      AMOUNT                                                                                    CREDIT RATINGS
      (000)                                                                                      (MOODY'S/S&P)             VALUE*
------------------------------------------------------------------------------------------------------------------------------------
               OTHER VARIABLE RATE NOTES (b)(c)(d)-1.2%
               CALIFORNIA-1.2%
      $1,800   State Economic Recovery, GO
                    20.055%, 1/1/10,  Ser. A (cost-$2,478,414) ................................      Aa3/NR            $  2,827,350
                                                                                                                       ------------

               U.S. TREASURY BILLS (e)- 1.0%
       2,233        1.1349%-1.39/50%, 9/2/04-9/16/04 (cost-$2,232,276) ........................      Aaa/AAA              2,232,208
                                                                                                                       ------------

               Total Investments before call options written (cost-$229,861,912)-100.3% .......                        $234,177,736
                                                                                                                       ------------

 Contracts
---------------
               CALL OPTIONS WRITTEN (f)-(0.3)%

               U.S. Treasury Bond Futures, Chicago Board of Trade:

         (69)       Strike Price $109, expires 11/26/04 .......................................                            (261,985)
        (127)       Strike Price $108, expires 11/26/04 .......................................                            (535,781)
                                                                                                                       ------------
               Total call options written (premium received-$645,160) .........................                            (797,766)
                                                                                                                       ------------

               Total Investments, net of call options written (cost-$229,216,752)-100% ........                        $233,379,970
                                                                                                                       ============

------------------------------------------------

  * Portfolio securities and other financial instruments to which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) Pre-refunded bonds are collaterlaized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

(c) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d) Variable Rate Notes - instruments whose interest rates change on specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(e) All or partial principal amount segregated as initial margin on futures contracts.

(f)  Non-income producing securities.

Glossary:
---------
AMBAC - insured by American Municipal Bond Assurance Corp.
FGIC - insured by insured Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GNMA - insured by Government National Mortgage Association
GO - General Obligation Bonds
MBIA - insured by Municipal Bond Investors Assurance
NR - not rated

ITEM 2. CONTROLS AND PROCEDURES


(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS

        (a) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Pimco New York Municipal Income Fund II Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 28, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 28, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2004